Document and Entity Information	Sep. 18, 2020
Risk/Return:
Registrant Name	DELAWARE VIP Trust
Registrant CIK	0000814230
SEC Form	485BPOS
Period end date	Sep. 18, 2020
Investment Company Type	N-1A
Risk/Return	Prospectus
Document Effective Date	Sep. 18, 2020
Prospectus Date	Sep. 18, 2020
Amendment Flag	false